INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Components of (Loss) Income from Continuing Operations before Income Taxes
For financial reporting purposes, loss before income taxes includes the following components:

	Years Ended December 31,
	2019	2018	2017
Canada	$(578)	$5,934	$8,602
United States	(42,578)	(42,461)	(65,071)
Foreign	26,382	9,686	34,592

Loss before income taxes	$(16,774)	$(26,841)	$(21,877)

Components of Income Tax Expense
Income tax
(
benefit
)

expense includes income and withholding taxes incurred in the following jurisdictions:

	Years Ended December 31,
	2019	2018	2017
Current:
Canada	$—	$—	$—
United States	125	350	—
Foreign	23,734	7,148	7,652

	23,859	7,498	7,652

Deferred:
Canada	$—	$—	$—
United States	—	—	—
Foreign	(64,655)	(2,609)	529

	(64,655)	(2,609)	529

Total income tax ( benefit ) expense	$(40,796)	$4,889	$8,181

Schedule of Effective Income Tax Reconciliation
The reconciliation between income tax expense (benefit) from continuing operations and the income tax expense (benefit) that results from applying the Canadian federal statutory rate of 25% to consolidated pre-tax earnings is as follows:

	Years Ended December 31,
	2019	2018	2017
Income tax benefit at Canadian federal rate	$(4,194)	$(6,710)	$(5,469)
Earnings attributable to non-tax paying entities	3,502	3,815	8,597
Foreign rate differential	1,878	714	(1,996)
Change in valuation allowance	(45,037)	19,398	(21,586)
Effect of intercompany asset transfer	—	(23,484)	25,987
Impact of tax law changes	—	7,237	5,068
Foreign withholding tax incurred	1,316	2,259	692
Withholding taxes on unrepatriated foreign earnings	(2,281)	(1,212)	2,215
Inflation adjustment	(1,824)	(2,235)	(1,333)
Permanent adjustments	3,322	503	(3,001)
Foreign exchange translation	30	2,668	(1,464)
Other – net	2,492	1,936	471

Total	$(40,796)	$4,889	$8,181

Components of Deferred Tax Assets and Liabilities
The components of deferred tax assets and liabilities are as follows:

	December 31, 2019	December 31, 2018
Intangible assets	$9,457	$10,100
Fixed assets	18,503	20,445
Bad debt allowance	5,332	4,471
NOL and foreign tax credit carryforwards	23,920	24,759
Accrued liabilities	9,106	8,317
Inventory valuation	716	763
Excess business interest expense	9,489	4,625
Equity based compensation	2,678	2,885
Transaction costs	777	1,364
Tower sale deferred gain	13,758	—
Tower sale financing obligation	4,198	—
Other	6,293	4,211

Subtotal	$104,227	$81,940
Less: valuation allowance	(25,348)	(70,279)
Total net deferred tax assets	$78,879	$11,661
Fixed assets	$(963)	$(915)
NRS contract asset	(4,914)	—
Withholding taxes on unrepatriated foreign earnings	(9,523)	(11,439)
Total deferred tax liabilities	$(15,400)	$(12,354)
Net deferred tax asset (liability)	$63,479	$(693)
Classified on the balance sheet as:
Deferred tax asset	$73,216	$10,746
Deferred tax liability	$(9,737)	$(11,439)
	$63,479	$(693)

Open Tax Years by Jurisdiction	As of December 31, 2019, the following are the open tax years by jurisdiction:

New Zealand	2014 – 2019
Bolivia	2014 – 2019
United States	2016 – 2019
Canada	2015 – 2019